Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of operating leases in consolidated balance sheet

	December 31,	December 31,
	2022	2022
	RMB	US$
ASSETS
Operating lease right-of-use assets	13,152	1,907
Less: impairment	(3,017)	(438)
Operating lease right-of-use assets, net	10,135	1,469
LIABILITIES
Short-term operating lease liabilities	5,200	753
Long-term operating lease liabilities	7,494	1,087

Schedule of maturities of operating lease liabilities

	December 31,	December 31,
	2022	2022
	RMB	US$
2023	5,647	819
2024	3,760	545
2025	2,057	298
2026	2,057	298
2027	—	—
Total lease payments	13,521	1,960
Less: imputed interest	(827)	(120)
Total	12,694	1,840
Current portion	5,200	753
Non-current portion	7,494	1,087